Consolidated Statements of Cash Flows - CAD	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Cash provided by (used in) Operating activities
Net income (loss)	CAD (1,303,284)	CAD 335,582	CAD 1,163,295
Items not involving cash
Depreciation of property, plant, equipment and intangible asset	705,024	723,610	753,210
Leasehold inducement	22,234	0	0
Loss on disposal of assets	1,757	10,239	2,095
Stock based compensation	104,850	48,806	54,471
Change in derivative liability	(81,317)	(196,428)	39,304
Deferred income tax provision (recovery)	(436,654)	108,964	255,408
Changes in non-cash operating working capital
Accounts receivable, net	(21,445)	196,205	255,067
Inventory, net	348,596	(730,113)	493,077
Prepaid expenses and other assets	(127,063)	(115,742)	133,316
Accounts payable	(46,571)	(400,130)	40,394
Net Cash Provided by (Used in) Operating Activities	(833,873)	(19,007)	3,189,637
Investing activities
Purchase of property, plant and equipment	(200,221)	(525,182)	(565,015)
Purchase of intangible asset	(210,892)	0	0
Proceeds on disposal of assets	1,199	26,887	0
Net Cash Provided by (Used in) Investing Activities	(409,914)	(498,295)	(565,015)
Financing activities
Repurchase of common shares	(176,316)	(175,094)	(224,992)
Proceeds from issuance of common shares	0	76,561	84,596
Repayment of long-term debt	0	(75,027)	(143,347)
Net Cash Provided by (Used in) Financing Activities	(176,316)	(173,560)	(283,743)
Increase (Decrease) in cash and cash equivalents	(1,420,103)	(690,862)	2,340,879
Effect of exchange rates on cash	0	0	(447)
Cash and cash equivalents, beginning of year	1,702,922	2,393,784	53,352
Cash and cash equivalents, end of year	282,819	1,702,922	2,393,784
Cash paid (received) during the year
Interest received	(4,900)	(11,965)	(7,012)
Interest paid	85	1,346	9,474
Income taxes	CAD 0	CAD 0	CAD 0